UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-(c)(1) under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to .

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to .

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2012 to December 31, 2014.

Date of Report (Date of earliest event reported): December 31, 2014

PENNSYLVANIA HIGHER EDUCATION ASSISTANCE AGENCY

(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer: 333-123518-01	Central Index Key Number of securitizer: 0001204350

Andrew D. Mehalko

(717) 720-2018

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand					Assets That Were Repurchased or Replaced					Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(% of principal balance)	(#)	($)		(% of principal balance)		(#)	($)		(% of principal balance)		(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
Asset Class - Student Loans
Issuing Entity - PHEAA		PHEAA[2]				[1]		[1]		[2]	[1]		[2]		[2]	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%

CIK # -

None
Total						[1]		[2]		[2]	[1]		[2]		[2]	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%

[1]	The original aggregate principal balance of the loans included in the securitization was $725,824,569. The aggregate principal balance of the two loans that were repurchased as a result of an error by the servicer was $64,036. The aggregate principal balance of the loans repurchased represented 0.008823% of the aggregate principal balance of the loans included in the securitization.
[2]	Pennsylvania Higher Education Assistance Agency is unable to determine the identity of the originator of individual loans.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PENNSYLVANIA HIGHER EDUCATION ASSISTANCE AGENCY

Dated: February 5, 2015	By:	/s/ Andrew D. Mehalko
Andrew D. Mehalko
Vice President